MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 14:-	MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.
The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2015, 2014 and 2013, respectively:

	Year ended December 31,
	2015	2014	2013

USA	$223,341	$185,583	$123,399
Australia	110,290	107,539	89,894
Canada	70,739	57,898	49,214
Israel	39,645	41,286	42,024
Europe	23,949	23,109	22,973
Rest of World	31,551	31,987	29,050

	$499,515	$447,402	$356,554

b.	The following table presents total long-lived assets as of December 31, 2015 and 2014:

	December 31,
	2015	2014

Israel	$88,658	$93,976
Australia	1,657	1,857
USA	133,481	75,873
Canada	1,548	1,144
Rest of World	94	143

	$225,438	$172,993